UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SilverPepper

SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND

Institutional Class - SPCIX
Advisor Class - SPCAX

SILVERPEPPER MERGER ARBITRAGE FUND

Institutional Class - SPAIX
Advisor Class - SPABX

Semi-Annual Report

December 31, 2014

SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
each a series of Investment Managers Series Trust

Table of Contents
SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
SilverPepper Merger Arbitrage Fund
Schedule of Investments	12
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	21
Expense Examples	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.silverpepperfunds.com

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - 0.1%
	CALL OPTIONS - 0.0%
	NYBOT Coffee ‘C’ Futures
73	Exercise Price: $192.50, Expiration Date: January 9, 2015	$3,559
		3,559

	PUT OPTIONS - 0.1%
	CBOT Corn Futures
211	Exercise Price: $385, Expiration Date: January 23, 2015	67,256
	OTC MXN versus USD
5,000,000	Exercise Price: $13, Expiration Date: February 11, 2015	1
	OTC NOK versus USD
10,000,000	Exercise Price: $7.20, Expiration Date: January 16, 2015	35,009
		102,266
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $203,828)	105,825

Principal
Amount
	SHORT-TERM INVESTMENTS - 86.8%
$126,539,959	UMB Money Market Fiduciary, 0.01%[1]	126,539,959
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $126,539,959)	126,539,959

	TOTAL INVESTMENTS - 86.9%
	(Cost $126,743,787)	126,645,784
	Other Assets in Excess of Liabilities - 13.1%	19,138,973
	TOTAL NET ASSETS - 100.0%	$145,784,757

Number
of Shares
	SECURITIES SOLD SHORT - (0.6)%
	COMMON STOCKS - (0.6)%
	INDUSTRIALS - (0.6)%
(9,400)	Deere & Co.	$(831,618)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $785,686)	$(831,618)

Number
of Contracts
WRITTEN OPTIONS CONTRACTS - (0.1)%
CALL OPTIONS - 0.0%
CBOT Soybean Futures
(91)	Exercise Price: $1,070, Expiration Date: January 23, 2015	(36,400)
(36,400)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - Continued
	PUT OPTIONS - (0.1)%
	NYBOT FCOJ-A Futures
(23)	Exercise Price: $14.50, Expiration Date: January 16, 2015	$(22,080)
	NYMEX Natural Gas Futures
(12)	Exercise Price: $3.15, Expiration Date: January 27, 2015	(40,320)
		(62,400)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $124,330)	$(98,800)

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Value at	Value at	Appreciation
Long Contracts	Date	Contracts	Trade Date	December 31, 2014	(Depreciation)
Commodity Futures
CBOT Corn	March 2015	71	$1,374,502	$1,409,350	$34,848
CBOT Soybean Meal	December 2015	7	233,965	230,160	(3,805)
CBOT Soybean Oil	March 2015	11	218,697	212,124	(6,573)
CBOT Wheat	March 2015	11	305,784	324,362	18,578
CME Lean Hogs	February 2015	1	34,001	32,480	(1,521)
CME Lean Hogs	April 2015	5	172,818	166,550	(6,268)
CME Lean Hogs	December 2015	4	118,005	116,000	(2,005)
CME Live Cattle	February 2015	4	265,665	261,680	(3,985)
CMX Copper	March 2015	8	610,624	565,100	(45,524)
CMX Gold	February 2015	7	839,181	828,870	(10,311)
CMX Silver	March 2015	44	3,649,575	3,431,780	(217,795)
ICE Brent Crude Oil	March 2015	5	318,562	291,050	(27,512)
KCBT Hard Red Winter Wheat	March 2015	3	90,873	93,975	3,102
LME Primary Aluminum	March 2015	7	341,223	323,531	(17,692)
LME Primary Nickel	March 2015	2	199,505	181,668	(17,837)
LME Zinc	March 2015	3	164,669	163,237	(1,432)
NYBOT Coffee ‘C’	March 2015	171	12,230,323	10,683,225	(1,547,098)
NYBOT Cotton #2	March 2015	4	119,674	120,540	866
NYBOT Sugar #11	March 2015	97	1,777,336	1,577,453	(199,883)
NYMEX Natural Gas	April 2015	110	1,051,019	792,275	(258,744)
NYMEX Natural Gas	April 2015	32	1,174,108	921,920	(252,188)
NYMEX Natural Gas	May 2015	110	1,051,019	798,600	(252,419)
NYMEX Natural Gas	June 2015	110	1,051,019	812,075	(238,944)
NYMEX Natural Gas	July 2015	110	1,051,019	828,300	(222,719)
NYMEX Natural Gas	July 2015	1	40,173	30,120	(10,053)
NYMEX Natural Gas	August 2015	110	1,051,019	832,150	(218,869)
NYMEX Natural Gas	August 2015	1	40,013	30,260	(9,753)
NYMEX Natural Gas	September 2015	110	1,051,019	828,025	(222,994)
NYMEX Natural Gas	September 2015	1	39,993	30,110	(9,883)
NYMEX Natural Gas	October 2015	110	1,051,019	835,450	(215,569)
NYMEX Natural Gas	October 2015	1	40,173	30,380	(9,793)
NYMEX Natural Gas	November 2015	110	1,051,019	871,750	(179,269)
NYMEX Natural Gas	January 2016	57	583,608	503,168	(80,440)
NYMEX Natural Gas	February 2016	57	583,608	503,025	(80,583)
NYMEX Natural Gas	March 2016	57	583,608	497,040	(86,568)
NYMEX Natural Gas	April 2016	57	583,608	475,665	(107,943)
NYMEX Natural Gas	May 2016	57	583,608	476,235	(107,373)
NYMEX Natural Gas	June 2016	57	583,608	480,938	(102,670)
NYMEX Natural Gas	July 2016	57	583,608	486,210	(97,398)
NYMEX Natural Gas	July 2016	6	241,339	204,720	(36,619)
NYMEX Natural Gas	August 2016	57	583,608	487,635	(95,973)
NYMEX Natural Gas	September 2016	57	583,608	486,068	(97,540)
NYMEX Natural Gas	October 2016	57	583,608	489,915	(93,693)
NYMEX Natural Gas	November 2016	57	583,608	503,025	(80,583)
NYMEX Natural Gas	December 2016	57	583,608	529,815	(53,793)
NYMEX NY Harbor ULSD	April 2015	2	157,212	151,443	(5,769)
NYMEX RBOB Gasoline	February 2015	3	191,403	185,484	(5,919)
NYMEX WTI Crude	February 2015	7	395,811	372,890	(22,921)
Currency Futures
CME Euro	March 2015	1	155,641	151,338	(4,303)
CME Mexican Peso	March 2015	57	1,923,936	1,923,750	(186)
			42,876,232	37,562,914	(5,313,318)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

FUTURES CONTRACTS (Continued)
					Unrealized
	Expiration	Number of	Value at	Value at	Appreciation
Short Contracts	Date	Contracts	Trade Date	December 31, 2014	(Depreciation)
Bond Futures
CBOT 5-Year U.S. Treasury Note	March 2015	(39)	$(4,621,478)	$(4,638,258)	$(16,780)
CBOT 10-Year U.S. Treasury Note	March 2015	(24)	(3,022,189)	(3,043,125)	(20,936)
Commodity Futures
CBOT Soybean	March 2015	(63)	(3,297,306)	(3,224,025)	73,281
CME Live Cattle	April 2015	(14)	(894,829)	(909,440)	(14,611)
			(11,835,802)	(11,814,848)	20,954

TOTAL FUTURES CONTRACTS			$31,040,430	$25,748,066	$(5,292,364)

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency			Unrealized
	Currency	Amount	Value at	Value at	Appreciation
Purchase Contracts	Exchange	Purchased	Settlement Date	December 31, 2014	(Depreciation)
Austrailian Dollar	AUD per USD	5,000,000	$4,105,091	$4,081,966	$(23,125)
Mexican Peso	MXN per USD	58,577,300	3,994,633	3,968,085	(26,548)
			8,099,724	8,050,051	(49,673)

		Currency			Unrealized
	Currency	Amount	Value at	Value at	Appreciation
Sale Contracts	Exchange	Sold	Settlement Date	December 31, 2014	(Depreciation)
New Zealand Dollar	NZD per USD	(5,311,250)	$(4,105,091)	$(4,142,941)	$(37,850)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$3,994,633	$3,907,110	$(87,523)

AUD - Austrailian Dollar
MXN - Mexican Peso
NZD -  New Zealand Dollar

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type
Purchased Options Contracts	0.1%
Short-Term Investments	86.8%
Total Investments	86.9%
Other Assets in Excess of Liabilities	13.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $126,539,959)	$126,539,959
Purchased options contracts, at value (cost $203,828)	105,825
Foreign currency, at value (cost $45,187)	45,231
Cash held by broker	20,934,631
Receivables:
Unrealized appreciation on open futures contracts	130,675
Fund shares sold	5,048,556
Interest	856
Prepaid expenses	34,977
Other assets	5,670
Total assets	152,846,380

Liabilities:
Securities sold short, at value (proceeds $785,686)	831,618
Foreign currency due to custodian, at value (proceeds $170,434)	171,572
Written options contracts, at value (proceeds $124,330)	98,800
Payables:
Unrealized depreciation on open futures contracts	5,423,039
Unrealized depreciation on forward foreign currency exchange contracts	87,523
Fund shares redeemed	206,199
Advisory fees	153,779
Shareholder servicing fees (Note 7)	53,692
Auditing fees	15,432
Dividends on securities sold short	5,640
Fund administration fees	5,082
Transfer agent fees and expenses	4,736
Fund accounting fees	3,077
Custody fees	1,236
Accrued other expenses	198
Total liabilities	7,061,623

Net Assets	$145,784,757

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$152,994,672
Accumulated net investment loss	(1,227,170)
Accumulated net realized loss on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward foreign currency exchange contracts and foreign currency transactions	(483,359)
Net unrealized appreciation (depreciation) on:
Purchased options contracts	(98,003)
Futures contracts	(5,292,364)
Securities sold short	(45,932)
Written options contracts	25,530
Forward foreign currency exchange contracts	(87,523)
Foreign currency translations	(1,094)
Net Assets	$145,784,757

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$122,695,035
Shares of beneficial interest issued and outstanding	13,162,502
Redemption price per share	$9.32

Institutional Class Shares:
Net assets applicable to shares outstanding	$23,089,722
Shares of beneficial interest issued and outstanding	2,468,925
Redemption price per share	$9.35

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Interest	$3,852
Total investment income	3,852

Expenses:
Advisory fees	773,673
Shareholder servicing fees (Note 7)	102,048
Administration fees	47,720
Fund accounting fees	20,900
Transfer agent fees and expenses	17,929
Dividends on securities sold short	14,040
Legal fees	11,005
Shareholder reporting fees	10,862
Auditing fees	10,053
Offering costs	9,963
Registration fees	8,836
Custody fees	7,342
Miscellaneous	7,224
Chief Compliance Officer fees	3,707
Trustees’ fees and expenses	3,490
Interest expense	2,608
Insurance fees	521
Total expenses	1,051,921
Advisory fees waived	(39,801)
Net expenses	1,012,120
Net investment loss	(1,008,268)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Futures Contracts, Securities Sold Short, Written Options Contracts, Forward Contracts and Foreign Currency:
Net realized gain (loss) on:
Purchased options contracts	(698,595)
Futures contracts	(570,878)
Securities sold short	(13,222)
Written options contracts	394,817
Forward foreign currency exchange contracts	(319,823)
Foreign currency transactions	(3,233)
Net realized loss	(1,210,934)
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	(84,538)
Futures contracts	(5,494,112)
Securities sold short	(45,932)
Written options contracts	(24,112)
Forward foreign currency exchange contracts	(79,315)
Foreign currency translations	(1,179)
Net change unrealized appreciation/depreciation	(5,729,188)
Net realized and unrealized loss on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	(6,940,122)

Net Decrease in Net Assets from Operations	$(7,948,390)

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	October 31, 2013*
	December 31, 2014	through
	(Unaudited)	June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,008,268)	$(390,827)
Net realized gain (loss) on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	(1,210,934)	730,680
Net change in unrealized appreciation/depreciation on purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	(5,729,188)	229,802
Net increase (decrease) in net assets resulting from operations	(7,948,390)	569,655

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	60,494,762	76,477,590
Institutional Class	22,151,114	3,722,002
Cost of shares redeemed:
Advisor Class[1]	(7,473,504)	(376,577)
Institutional Class[2]	(1,527,506)	(304,389)
Net increase in net assets from capital transactions	73,644,866	79,518,626

Total increase in net assets	65,696,476	80,088,281

Net Assets:
Beginning of period	80,088,281	-
End of period	$145,784,757	$80,088,281

Accumulated net investment loss	$(1,227,170)	$(218,902)

Capital Share Transactions:
Shares sold:
Advisor Class	6,333,886	7,634,987
Institutional Class	2,280,748	372,168
Shares redeemed:
Advisor Class	(768,194)	(38,177)
Institutional Class	(153,636)	(30,355)
Net increase in capital share transactions	7,692,804	7,938,623

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $11,696 and $6,914, respectviely.
[2]	Net of redemption fee proceeds of $1,836 and $0, respectively.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the Period
	Six Months Ended		October 31, 2013*
	December 31, 2014		through
	(Unaudited)		June 30, 2014
Net asset value, beginning of period	$10.09		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.11)		(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		0.24
Total from investment operations	(0.77)		0.09

Redemption fee proceeds	-	[2]	-	[2]

Net asset value, end of period	$9.32		$10.09

Total return[3]	(7.63)%	[4]	0.90%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$122,695		$76,633

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.37%	[5]	3.07%	[5]
After fees waived and expenses absorbed	2.28%	[5]	2.24%	[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.36)%	[5]	(3.06)%	[5]
After fees waived and expenses absorbed	(2.27)%	[5]	(2.23)%	[5]
Portfolio turnover rate	70%	[4]	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the		For the Period
	Six Months Ended		October 31, 2013*
	December 31, 2014		through
	(Unaudited)		June 30, 2014
Net asset value, beginning of period	$10.11		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		0.24
Total from investment operations	(0.76)		0.11

Redemption fee proceeds	-	[2]	-

Net asset value, end of period	$9.35		$10.11

Total return[3]	(7.52)%	[4]	1.10%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,090		$3,455

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.12%	[5]	2.82%	[5]
After fees waived and expenses absorbed	2.03%	[5]	1.99%	[5]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.11)%	[5]	(2.81)%	[5]
After fees waived and expenses absorbed	(2.02)%	[5]	(1.98)%	[5]
Portfolio turnover rate	70%	[4]	-%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund SCHEDULE OF INVESTMENTS As of December 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 82.3%
	COMMUNICATIONS – 0.6%
2,162	Media General, Inc.*	$36,170
	CONSUMER DISCRETIONARY – 1.6%
3,905	Brookfield Residential Properties, Inc.*[1]	93,954
	ENERGY – 7.4%
13,608	Atlas Energy LP2	423,889
	FINANCIALS – 6.5%
9,285	Glimcher Realty Trust - REIT[2]	127,576
3,296	Protective Life Corp.	229,567
400	Southside Bancshares, Inc.	11,564
		368,707
	HEALTH CARE – 33.4%
9,558	Auxilium Pharmaceuticals, Inc.*	328,652
16,970	Avanir Pharmaceuticals, Inc.*	287,641
7,258	CareFusion Corp.*	430,690
1,000	Covance, Inc.*	103,840
5,582	Covidien PLC[1,2]	570,927
902	Cubist Pharmaceuticals, Inc.*	90,786
5,000	Volcano Corp.*	89,400
		1,901,936
	MATERIALS – 18.0%
12,981	Rockwood Holdings, Inc. [2]	1,022,903
	TECHNOLOGY – 14.8%
10,067	International Rectifier Corp.* 2	401,673
17,667	Sapient Corp.*[2]	439,555
		841,228
	TOTAL COMMON STOCKS (Cost $4,599,726)	4,688,787

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	Southside Bancshares, Inc.
4	Exercise Price: $35.00, Expiration Date: January 17, 2015*	2,400
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $1,861)	2,400

SilverPepper Merger Arbitrage Fund SCHEDULE OF INVESTMENTS – Continued As of December 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT‐TERM INVESTMENTS – 20.7%
$1,177,577	UMB Money Market Fiduciary, 0.01%[3]	$1,177,577
	TOTAL SHORT - TERM INVESTMENTS (Cost $1,177,577)	1,177,577

	TOTAL INVESTMENTS – 103.0% (Cost $5,779,164)	5,868,764
	Liabilities in Excess of Other Assets – (3.0)%	(173,023)

	TOTAL NET ASSETS – 100.0%	$5,695,741

Number of Shares

	SECURITIES SOLD SHORT – (24.9)%
	COMMON STOCKS – (24.9)%
	COMMUNICATIONS – (0.6)%
(2,163)	Media General, Inc.*	(36,187)
	FINANCIALS – (0.6)%
(1,846)	Washington Prime Group, Inc. - REIT	(31,788)
	ENERGY – (4.6)%
(1)	Kinder Morgan, Inc.	(42)
(2,461)	Targa Resources Corp.	(260,989)
		(261,031)
	HEALTH CARE – (12.5)%
(331)	Becton, Dickinson and Co.	(46,062)
(3,498)	Endo International PLC* 1	(252,276)
(268)	Laboratory Corp. of America Holdings*	(28,917)
(5,336)	Medtronic, Inc.	(385,259)
		(712,514)
	MATERIALS – (6.6)%
(6,234)	Albemarle Corp.	(374,851)
	TOTAL COMMON STOCKS (Proceeds $1,428,061)	(1,416,371)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,428,061)	$(1,416,371)

LP – Limited Partnership
PLC – Public Limited Company
 REIT – Real Estate Investment Trust
*	Non - income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Health Care	33.4%
Materials	18.0%
Technology	14.8%
Energy	7.4%
Financials	6.5%
Consumer Discretionary	1.6%
Communications	0.6%
Total Common Stocks	82.3%
Short-Term Investments	20.7%
Purchased Options Contracts
Put Options	0.0%
Total Purchased Options Contracts	0.0%
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $5,777,303)	$5,866,364
Purchased options contracts, at value (cost $1,861)	2,400
Cash deposited with brokers for securities sold short	1,250,385
Receivables:
Fund shares sold	68
Dividends and interest	2,941
Due from Advisor	4,916
Prepaid expenses	23,958
Total assets	7,151,032

Liabilities:
Securities sold short, at value (proceeds $1,428,061)	1,416,371
Payables:
Fund accounting fees	9,961
Auditing fees	8,882
Transfer agent fees and expenses	6,468
Administration fees	4,886
Dividends on securities sold short and interest expense	3,342
Chief Compliance Officer fees	2,224
Custody fees	1,683
Shareholder servicing fees (Note 7)	338
Trustees’ fees and expenses	187
Accrued other expenses	949
Total liabilities	1,455,291

Net Assets	$5,695,741

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,700,717
Accumulated net investment loss	(77,547)
Accumulated net realized loss on investments, written options contracts, and securities sold short	(28,719)
Net unrealized appreciation on:
Investments	89,061
Purchased options contracts	539
Securities sold short	11,690
Net Assets	$5,695,741

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$149,269
Shares of beneficial interest issued and outstanding	14,866
Redemption price per share	$10.04

Institutional Class Shares:
Net assets applicable to shares outstanding	$5,546,472
Shares of beneficial interest issued and outstanding	550,821
Redemption price per share	$10.07

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

Investment Income:
Dividends	$46,188
Interest	26
Total investment income	46,214

Expenses:
Advisory fees	40,516
Dividends on securities sold short	26,172
Fund accounting fees	24,722
Registration fees	18,160
Administration fees	17,686
Interest expense	16,695
Transfer agent fees and expenses	14,116
Legal fees	11,205
Offering costs	9,960
Auditing fees	8,132
Custody fees	5,594
Chief Compliance Officer fees	4,353
Trustees’ fees and expenses	3,245
Miscellaneous	2,514
Insurance fees	521
Shareholder reporting fees	408
Shareholder servicing fees (Note 7)	197
Total expenses	204,196
Advisory fees waived	(40,516)
Other expenses absorbed	(66,887)
Net expenses	96,793
Net investment loss	(50,579)

Realized and Unrealized Gain (Loss) on Investments, Written Options Contracts, Purchased Options Contracts and Securities Sold Short:
Net realized gain (loss) on:
Investments	125,879
Written options contracts	9,250
Securities sold short	(1,424)
Net realized gain	133,705
Net change in unrealized appreciation/depreciation on:
Investments	(65,410)
Written options contracts	2,695
Purchased options contracts	539
Securities sold short	57,276
Net change in unrealized appreciation/depreciation	(4,900)
Net realized and unrealized gain on investments, written options contracts, purchased options contracts and securities sold short	128,805
Net Increase in Net Assets from Operations	$78,226

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	October 31, 2013*
	December 31, 2014	through
	(Unaudited)	June 30, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(50,579)	$(33,637)
Net realized gain (loss) on investments, written options contracts and securities sold short	133,705	(4,078)
Net change in unrealized appreciation/depreciation on investments, written options contracts, purchased options contracts and securities sold short	(4,900)	106,190
Net increase in net assets resulting from operations	78,226	68,475

Distributions to Shareholders:
From net realized gain:
Advisor Class	(4,133)	-
Institutional Class	(153,347)	-
Total distributions to shareholders	(157,480)	-

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	25,000	140,100
Institutional Class	1,530,860	3,993,503
Reinvestment of distributions:
Advisor Class	4,133	-
Institutional Class	145,401	-
Cost of shares redeemed:
Advisor Class	(19,588)	-
Institutional Class	(62,389)	(50,500)
Net increase in net assets from capital transactions	1,623,417	4,083,103

Total increase in net assets	1,544,163	4,151,578

Net Assets:
Beginning of period	4,151,578	-
End of period	$5,695,741	$4,151,578

Accumulated net investment loss	$(77,547)	$(26,968)

Capital Share Transactions:
Shares sold:
Advisor Class	2,425	13,970
Institutional Class	148,487	398,912
Shares reinvested:
Advisor Class	412	-
Institutional Class	14,453	-
Shares redeemed:
Advisor Class	(1,941)	-
Institutional Class	(6,031)	(5,000)
Net increase in capital share transactions	157,805	407,882

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended December 31, 2014 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$78,226
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(24,068,133)
Proceeds from sale of investment securities	22,279,080
Proceeds from short sale	7,053,476
Closed short sale transactions	(6,605,842)
Proceeds from written options	17,840
Closed written options	(47,292)
Purchase of short-term investment securities, net	(203,620)
Increase in deposits with brokers for short sales	(384,514)
Decrease in receivables for securities sold	888,679
Increase in dividends and interest receivables	(336)
Decrease in other assets	9,398
Decrease in payables for securities purchased	(356,599)
Increase in dividends on securities sold short payable	3,342
Decrease in accrued expenses	(837)
Net realized gain on investments	(133,705)
Net change in unrealized appreciation/depreciation on securities	4,900
Net cash used for operating activities	(1,465,937)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	1,555,860
Redemption of shares, net of redemption fees	(81,977)
Dividends paid to shareholders, net of reinvestments	(7,946)
Net cash provided by financing activities	1,465,937

Net Increase (Decrease) in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended		For the Period October 31, 2013*
	December 31, 2014		through
	(Unaudited)		June 30, 2014
Net asset value, beginning of period	$10.16		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.11)		(0.11)
Net realized and unrealized gain on investments	0.28		0.27
Total from investment operations	0.17		0.16

Less Distributions:
From net realized gain	(0.29)		-
Total distributions	(0.29)		-

Net asset value, end of period	$10.04		$10.16

Total return[2]	1.64%	[3]	1.60%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$149		$142

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.80%	[4]	9.23%	[4]
After fees waived and expenses absorbed	3.83%	[4]	2.81%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.21%	[4]	8.66%	[4]
After fees waived and expenses absorbed	2.24%	[4]	2.24%	[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(6.09%)	[4]	(8.10%)	[4]
After fees waived and expenses absorbed	(2.12%)	[4]	(1.68%)	[4]
Ratio of net investment loss to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.50%)	[4]	(7.52%)	[4]
After fees waived and expenses absorbed	(0.53%)	[4]	(1.10%)	[4]

Portfolio turnover rate	456%	[3]	1,420%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended		For the Period October 31, 2013*
	December 31, 2014		through
	(Unaudited)		June 30, 2014
Net asset value, beginning of period	$10.18		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.10)
Net realized and unrealized gain on investments	0.28		0.28
Total from investment operations	0.18		0.18

Less Distributions:
From net realized gain	(0.29)		-
Total distributions	(0.29)		-

Net asset value, end of period	$10.07		$10.18

Total return[2]	1.73%	[3]	1.80%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,547		$4,010

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.55%	[4]	8.98%	[4]
After fees waived and expenses absorbed	3.58%	[4]	2.56%	[4]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	5.96%	[4]	8.41%	[4]
After fees waived and expenses absorbed	1.99%	[4]	1.99%	[4]

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.84%)	[4]	(7.85%)	[4]
After fees waived and expenses absorbed	(1.87%)	[4]	(1.43%)	[4]
Ratio of net investment loss to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(4.25%)	[4]	(7.27%)	[4]
After fees waived and expenses absorbed	(0.28%)	[4]	(0.85%)	[4]

Portfolio turnover rate	456%	[3]	1,420%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
See accompanying Notes to Financial Statements.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (“Commodity Strategies Global Macro Fund”) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary.  All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.  The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.  The inception date of the Subsidiary was October 31, 2013.  As of December 31, 2014, total assets of the Fund were $152,846,379, of which $31,106,084, or approximately 20%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Funds record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The Commodity Strategies Global Macro Fund did not enter into any transactions in written options contracts for the six months ended December 31, 2014.

Transactions in written options contracts for the Merger Arbitrage Fund for the six months ended December 31, 2014 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at June 30, 2014	47	$38,702
Options written	75	17,840
Options closed	(54)	(39,498)
Options expired	(33)	(9,250)
Options exercised	(35)	(7,794)
Outstanding at December 31, 2014	-	$-

(e) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Subsidiary.  The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bear the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Transactions in written futures options contracts for the Commodity Strategies Global Macro Fund for the six months ended December 31, 2014 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at June 30, 2014	28	$82,192
Options written	652	442,237
Options closed	(130)	(149,361)
Options expired	(349)	(208,900)
Options exercised	(75)	(41,838)
Outstanding at December 31, 2014	126	$124,330

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The Merger Arbitrage Fund did not enter into any transactions in written futures option contracts for the six months ended December 31, 2014.

(g) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(h) Money Market Investments
The Commodity Strategies Global Macro Fund invests a significant amount (86.8% as of December 31, 2014) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of written options contracts, futures contracts or short sales, the Funds may be required to maintain collateral in various forms.  At December 31, 2014, such collateral is denoted in the Funds’ Statement of Assets and Liabilities.  Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty.  At December 31, 2014, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

(j) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”).  Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Funds’ respective average daily net assets.  The Advisor has engaged Galtere Inc. (“Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub‐Advisor from its advisory fees.  The Advisor has engaged Glenfinnen Capital, LLC (“Glenfinnen Sub-Advisor”) to manage the Merger Arbitrage Fund and pays the Glenfinnen Sub‐Advisor from its advisory fees. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) to 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively.  These agreements are effective until November 1, 2024, and may be terminated by the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets.  The Advisor has contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Subsidiary management fee in the amount of $102,624 incurred and waived for six months ended December 31, 2014 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.  Subsidiary management fees incurred and waived shall not be subject to expense recovery discussed below.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

For the six months ended December 31, 2014, the Advisor recovered $62,823 of previously waived advisory fees and/or other expenses absorbed for the Commodity Strategies Global Macro Fund. For the six months ended December 31, 2014, the Advisor waived its advisory fees and absorbed other expenses totaling $107,403 for the Merger Arbitrage Fund. The Advisor may recover from each Funds’ fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
2017	$58,049	$150,030
2018	-	107,403
Total	$58,049	$257,433

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended December 31, 2014, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  Prior to October 2014, Cipperman & Co. provided CCO services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$126,539,959	$5,800,461

Gross unrealized appreciation	$-	$104,252
Gross unrealized depreciation	-	(35,949)
Net unrealized appreciation on investments	$-	$68,303

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

As of June 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Undistributed ordinary income	$-	$126,057
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	126,057

Accumulated capital and other losses	(307,186)	(26,968)
Unrealized appreciation on investments	-	133,327
Other differences	1,045,661	(158,138)

Total accumulated earnings	$738,475	$74,278

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, unrealized appreciation/(depreciation) on short positions and other adjustments at the Subsidiary level. These differences may or may not be utilized in future tax years.

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year.  As of June 30, 2014, the Commodity Strategies Global Macro Fund had $104,383 of post-October capital losses which are deferred until July 1, 2014 for tax purposes.

As of June 30, 2014, the Commodity Strategies Global Macro Fund and Merger Arbitrage Fund had $202,803 and $26,968, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation.  If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”).  In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income.  The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business.  In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business.  There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income.  The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Commodity Strategies Global Macro Fund’s returns.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended December 31, 2014, the Commodity Strategies Global Macro Fund and the Merger Arbitrage Fund received $13,532 and $0 in redemption fees, respectively.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Note 6 – Investment Transactions
The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world.  For the six months ended December 31, 2014, purchases and sales of investments, excluding short-term investments, were $0 and $0, respectively. Securities sold short and short securities covered were $1,170,171 and $397,707, respectively, for the same period.

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition.  For the six months ended December 31, 2014, purchases and sales of investments, excluding short-term investments, were $24,068,133 and $22,279,080, respectively.  Securities sold short and short securities covered were $7,053,476 and $6,605,842, respectively, for the same period.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2014, shareholder servicing fees incurred by the Funds are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2014, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Purchased Options Contracts	$67,256	$38,569	$-	$105,825
Short-Term Investments	126,539,959	-	-	126,539,959
Total Investments	$126,607,215	$38,569	$-	$126,645,784
Other Financial Instruments*
Futures Contracts	130,675	-	-	130,675
Total Assets	$126,737,890	$-	$-	$126,776,459

Liabilities
Investments
Common Stocks	$831,618	$-	$-	$831,618
Written Options Contracts	40,320	58,480	-	98,800
Total Investments	$871,938	$58,480	$-	$930,418

Other Financial Instruments*
Futures Contracts	5,423,039	-	-	5,423,039
Forward Foreign Currency Exchange Contracts	87,523	-	-	87,523
Total Liabilities	$6,382,500	$58,480	$-	$6,440,980

*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks	$4,688,787	$-	$-	$4,688,787
Purchased Options Contracts	-	2,400	-	2,400
Short-Term Investments	1,177,577	-	-	1,177,577
Total Assets	$5,866,364	$2,400	$-	$5,868,764

Liabilities
Securities Sold Short
Common Stocks	$1,416,371	$-	$-	$1,416,371
Total Liabilities	$1,416,371	$-	$-	$1,416,371

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts, futures contracts and forward contracts during the six months ended December 31, 2014.  The Merger Arbitrage Fund invested in options contracts during the six months ended December 31, 2014.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$70,815	Written options contracts, at value	$98,800
	Unrealized appreciation on open futures contracts	130,675	Unrealized depreciation on open futures contracts	5,380,834
Foreign exchange contracts	Purchased options contracts, at value	35,010	Written options contracts, at value	-
	Unrealized appreciation on forward foreign currency exchange contracts	-	Unrealized depreciation on forward foreign currency exchange contracts	87,523
	Unrealized appreciation on open futures contracts	-	Unrealized depreciation on open futures contracts	4,489
Interest rate contracts	Unrealized appreciation on open futures contracts	-	Unrealized depreciation on open futures contracts	37,716
Total		$236,500		$5,609,362

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(413,771)	$(519,937)	$353,012	$-	$(580,696)
Equity contracts	(78,383)	(54,423)	41,805	-	(91,001)
Foreign exchange contracts	(95,177)	(51,778)	-	(319,823)	(466,778)
Interest rate contracts	(111,264)	6,189	-	-	(105,075)
Volatility contracts	-	49,071	-	-	49,071
Total	$(698,595)	$(570,878)	$394,817	$(319,823)	$(1,194,479)

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(70,398)	$(5,521,347)	$(24,112)	$-	$(5,615,857)
Equity contracts	-	16,836	-	-	16,836
Foreign exchange contracts	(14,140)	48,115	-	(79,315)	(45,340)
Interest rate contracts	-	(37,716)	-	-	(37,716)
Total	$(84,538)	$(5,494,112)	$(24,112)	$(79,315)	$(5,682,077)

The quarterly average volumes of derivative instruments in the Commodity Strategies Global Macro Fund as of December 31, 2014 are as follows:

Derivatives not designated as hedging instruments
Commodity contracts	Purchased options contracts	Number of contracts	71
	Long futures contracts	Number of contracts	921
	Short futures contracts	Number of contracts	(58)
	Written options contracts	Number of contracts	(31)
Equity contracts	Purchased options contracts	Number of contracts	34
	Long futures contracts	Number of contracts	-
	Short futures contracts	Number of contracts	-
	Written options contracts	Number of contracts	-
Foreign exchange contracts	Purchased options contracts	Number of contracts	4,370,028
	Long futures contracts	Number of contracts	37
	Short futures contracts	Number of contracts	(9)
	Written options contracts	Number of contracts	-
Interest rate contracts	Purchased options contracts	Number of contracts	-
	Long futures contracts	Number of contracts	-
	Short futures contracts	Number of contracts	(13)
	Written options contracts	Number of contracts	-
Volatility contracts	Purchased options contracts	Number of contracts	-
	Long futures contracts	Number of contracts	5
	Short futures contracts	Number of contracts	-
	Written options contracts	Number of contracts	-

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The effects of these derivative instruments on the Merger Arbitrage Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments held by the Merger Arbitrage Fund as of December 31, 2014 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$2,400		$-
Total		$2,400		$-

The effects of the Merger Arbitrage Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Total
Equity contracts	$9,250	$9,250
Total	$9,250	$9,250

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Purchased Options Contracts	Total
Equity contracts	$2,695	$539	$3,234
Total	$2,695	$539	$3,234

The quarterly average volumes of derivative instruments in the Merger Arbitrage Fund as of December 31, 2014 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	4
	Written options contracts	Number of contracts	(9)

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The Commodity Strategies Global Macro Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis. Therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount

Unrealized appreciation on open futures contracts – asset receivable	$130,675	$(130,675)	$-	$-
Securities sold short, at value – liability	831,618	-	(831,618)	-
Written options contracts, at value – liability	98,800	-	(98,800)	-
Unrealized depreciation on open futures contracts – liability payable	5,423,039	(130,675)	(5,292,364)	-
Unrealized depreciation on forward foreign currency exchange contracts – liability payable	87,523	-	(87,523)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2014 (Unaudited)

The Merger Arbitrage Fund’s Statement of Assets and Liabilities presents derivative instruments on a gross basis.  Therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount

Securities sold short, at value – liability	$1,416,371	$(1,416,371)	$-	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

SilverPepper Funds EXPENSE EXAMPLES For the Six Months Ended December 31, 2014 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

SilverPepper Commodity Strategies Global Macro Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	7/1/14	12/31/14	7/1/14– 12/31/14
Advisor Class	$1,000.00	$923.70	$11.04
Institutional Class	1,000.00	924.80	9.84
Hypothetical (5% annual return before expenses)	7/1/14	12/31/14	7/1/14– 12/31/14
Advisor Class	1,000.00	1,013.73	11.55
Institutional Class	1,000.00	1,014.99	10.30

*	Expenses are equal to the Fund’s annualized expense ratios of 2.28% and 2.03% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

SilverPepper Funds EXPENSE EXAMPLES - Continued For the Six Months Ended December 31, 2014 (Unaudited)

SilverPepper Merger Arbitrage Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	7/1/14	12/31/14	7/1/14– 12/31/14
Advisor Class	$1,000.00	$1,016.40	$19.45
Institutional Class	1,000.00	1,017.30	18.18
Hypothetical (5% annual return before expenses)	7/1/14	12/31/14	7/1/14– 12/31/14
Advisor Class	1,000.00	1,005.92	19.35
Institutional Class	1,000.00	1,007.18	18.09

*	Expenses are equal to the Fund’s annualized expense ratios of 3.83% and 3.58% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
each a series of Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
570 Oakwood Avenue
 Lake Forest, Illinois 60045

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Inc.
 515 Madison Avenue, Suite 22A
New York, New York 10022

Sub-Advisor to the Merger Arbitrage Fund
Glenfinnen Capital, LLC
 9602 Coldwater Road, Suite 100
Fort Wayne, Indiana 46825

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Fund Information

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 554-5540, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 554-5540 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (855) 554-5540. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

SilverPepper Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 554-5540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/11/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/11/15